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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [_]; Amendment Number:
                                               ----------

       This Amendment (Check only one.): [_] is a restatement.
                                         [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Aquiline Capital Partners LLC
Address: 535 Madison Avenue, 24th Floor
         New York, NY 10022

Form 13F File Number: 28-12958

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jeffrey W. Greenberg
Title: Managing Principal
Phone: (212) 624-9500

Signature, Place, and Date of Signing:


/s/ Jeffrey W. Greenberg        New York, NY          November 13, 2009
-----------------------------   -------------------   ----------------------
[Signature]                     [City, State]         [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:               1

Form 13F Information Table Entry Total:          1

Form 13F Information Table Value Total:   $177,668
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Number   Form 13F File Number           Name
------   --------------------   --------------------
  1            28-12961         Jeffrey W. Greenberg

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                           FORM 13F INFORMATION TABLE
                          AQUILINE CAPITAL PARTNERS LLC
                      FOR QUARTER ENDED SEPTEMBER 30, 2009

                                                                                                  Voting Authority
                      Title of             Value   Shrs or prn SH/          Investment     Other  ----------------
Name of Issuer         Class     CUSIP   (x $1000)    amt      PRN Put/Call Discretion   Managers Sole Shared None
--------------------- -------- --------- --------- ----------- --- -------- ------------ -------- ---- ------ ----
Validus Holdings Ltd. COM SHS  G9319H102 $177,668  6,886,342   SH           SHARED-OTHER                  X